FINANCE EXPENSE - NET (Tables)	12 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Schedule of finance expense - net

	2018	2017
Finance expense:
Long-term debt (other than finance leases)	$53.5	$53.7
Finance leases	9.0	10.5
Royalty obligations	11.9	10.6
Employee benefits obligations (Note 14)	4.9	5.2
Financing cost amortization	1.4	1.5
Other	12.9	5.7
Borrowing costs capitalized (1)	(3.7)	(3.2)
Finance expense	$89.9	$84.0
Finance income:
Loans and finance lease contracts	$(9.9)	$(8.2)
Other	(3.8)	(3.4)
Finance income	$(13.7)	$(11.6)
Finance expense – net	$76.2	$72.4
(1) The average capitalization rate used during fiscal 2018 to determine the amount of borrowing costs eligible for capitalization was 4.33% (2017 – 4.37%).